Fees and Expenses	May 31, 2025 USD ($)
MFS Aggressive Growth Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 15 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Aggressive Growth Allocation Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Aggressive Growth Allocation Fund	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.05%
Acquired Fund Fees and Expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Expenses (as a percentage of Assets)	1.00%	1.75%	1.75%	0.75%	1.75%	1.25%	1.00%	0.75%	0.67%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Aggressive Growth Allocation Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 671	$ 578	$ 278	$ 77	$ 178	$ 127	$ 102	$ 77	$ 68
Expense Example, with Redemption, 3 Years	875	851	551	240	551	397	318	240	214
Expense Example, with Redemption, 5 Years	1,096	1,149	949	417	949	686	552	417	373
Expense Example, with Redemption, 10 Years	$ 1,729	$ 1,864	$ 1,864	$ 930	$ 2,062	$ 1,511	$ 1,225	$ 930	$ 835
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Aggressive Growth Allocation Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 178	$ 178
Expense Example, No Redemption, 3 Years	[1]	551	551
Expense Example, No Redemption, 5 Years	[1]	949	949
Expense Example, No Redemption, 10 Years	[1]	$ 1,864	$ 1,864
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
MFS Aggressive Growth Allocation Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Blended Research Growth Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses have been adjusted to reflect fee arrangements that are effective October 1, 2025.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Blended Research Growth Equity Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Blended Research Growth Equity Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.11%
Expenses (as a percentage of Assets)		0.68%	1.43%	1.43%	0.43%	1.43%	0.93%	0.68%	0.43%	0.36%
Fee Waiver or Reimbursement	[1]	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.03%)
Net Expenses (as a percentage of Assets)		0.64%	1.39%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.33%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.64% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.39% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.39% of the class' average daily net assets annually for each of Class I and Class R4 shares, 0.89% of the class' average daily net assets annually for Class R2 shares, and 0.33% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Blended Research Growth Equity Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 637	$ 542	$ 242	$ 40	$ 142	$ 91	$ 65	$ 40	$ 34
Expense Example, with Redemption, 3 Years	776	749	449	134	449	292	214	134	113
Expense Example, with Redemption, 5 Years	928	978	778	237	778	511	375	237	199
Expense Example, with Redemption, 10 Years	$ 1,369	$ 1,505	$ 1,505	$ 538	$ 1,710	$ 1,139	$ 843	$ 538	$ 453
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Blended Research Growth Equity Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 142	$ 142
Expense Example, No Redemption, 3 Years	[1]	449	449
Expense Example, No Redemption, 5 Years	[1]	778	778
Expense Example, No Redemption, 10 Years	[1]	$ 1,505	$ 1,505
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	46.00%
MFS Blended Research Growth Equity Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Blended Research Mid Cap Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses for Class R1 shares have been adjusted to reflect the full impact of the distribution fee.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Blended Research Mid Cap Equity Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Blended Research Mid Cap Equity Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.07%
Expenses (as a percentage of Assets)		0.92%	1.67%	1.67%	0.67%	1.67%	1.17%	0.92%	0.67%	0.57%
Fee Waiver or Reimbursement	[1]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.84% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.59% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.59% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.09% of the class' average daily net assets annually for Class R2 shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Blended Research Mid Cap Equity Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 656	$ 562	$ 262	$ 60	$ 162	$ 111	$ 86	$ 60	$ 53
Expense Example, with Redemption, 3 Years	844	819	519	206	519	364	285	206	178
Expense Example, with Redemption, 5 Years	1,048	1,100	900	365	900	636	501	365	313
Expense Example, with Redemption, 10 Years	$ 1,634	$ 1,770	$ 1,770	$ 827	$ 1,970	$ 1,413	$ 1,124	$ 827	$ 709
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Blended Research Mid Cap Equity Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 162	$ 162
Expense Example, No Redemption, 3 Years	[1]	519	519
Expense Example, No Redemption, 5 Years	[1]	900	900
Expense Example, No Redemption, 10 Years	[1]	$ 1,770	$ 1,770
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	58.00%
MFS Blended Research Mid Cap Equity Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Blended Research Small Cap Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Blended Research Small Cap Equity Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Blended Research Small Cap Equity Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.12%
Expenses (as a percentage of Assets)		1.13%	1.88%	1.88%	0.88%	1.88%	1.38%	1.13%	0.88%	0.77%
Fee Waiver or Reimbursement	[1]	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.11%)
Net Expenses (as a percentage of Assets)		0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.66%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.99% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.74% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.74% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.24% of the class' average daily net assets annually for Class R2 shares, and 0.66% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Blended Research Small Cap Equity Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 670	$ 577	$ 277	$ 76	$ 177	$ 126	$ 101	$ 76	$ 67
Expense Example, with Redemption, 3 Years	900	877	577	267	577	423	345	267	235
Expense Example, with Redemption, 5 Years	1,149	1,203	1,003	474	1,003	742	609	474	417
Expense Example, with Redemption, 10 Years	$ 1,859	$ 1,994	$ 1,994	$ 1,071	$ 2,190	$ 1,645	$ 1,362	$ 1,071	$ 944
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Blended Research Small Cap Equity Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 177	$ 177
Expense Example, No Redemption, 3 Years	[1]	577	577
Expense Example, No Redemption, 5 Years	[1]	1,003	1,003
Expense Example, No Redemption, 10 Years	[1]	$ 1,994	$ 1,994
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	66.00%
MFS Blended Research Small Cap Equity Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Blended Research Value Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses have been adjusted to reflect fee arrangements that are effective October 1, 2025. Expenses for Class R1 shares have been adjusted to reflect the full impact of the distribution fee.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Blended Research Value Equity Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Blended Research Value Equity Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.12%
Expenses (as a percentage of Assets)		0.69%	1.44%	1.44%	0.44%	1.44%	0.94%	0.69%	0.44%	0.37%
Fee Waiver or Reimbursement	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.03%)
Net Expenses (as a percentage of Assets)		0.64%	1.39%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.34%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.64% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.39% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.39% of the class' average daily net assets annually for each of Class I and Class R4 shares, 0.89% of the class' average daily net assets annually for Class R2 shares, and 0.34% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Blended Research Value Equity Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 637	$ 542	$ 242	$ 40	$ 142	$ 91	$ 65	$ 40	$ 35
Expense Example, with Redemption, 3 Years	778	751	451	136	451	295	216	136	116
Expense Example, with Redemption, 5 Years	932	982	782	241	782	515	379	241	205
Expense Example, with Redemption, 10 Years	$ 1,380	$ 1,516	$ 1,516	$ 550	$ 1,720	$ 1,150	$ 854	$ 550	$ 465
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Blended Research Value Equity Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 142	$ 142
Expense Example, No Redemption, 3 Years	[1]	451	451
Expense Example, No Redemption, 5 Years	[1]	782	782
Expense Example, No Redemption, 10 Years	[1]	$ 1,516	$ 1,516
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	48.00%
MFS Blended Research Value Equity Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Conservative Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 15 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Conservative Allocation Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Conservative Allocation Fund	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.03%
Acquired Fund Fees and Expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses (as a percentage of Assets)	0.83%	1.58%	1.58%	0.58%	1.58%	1.08%	0.83%	0.58%	0.52%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Conservative Allocation Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 655	$ 561	$ 261	$ 59	$ 161	$ 110	$ 85	$ 59	$ 53
Expense Example, with Redemption, 3 Years	825	799	499	186	499	343	265	186	167
Expense Example, with Redemption, 5 Years	1,009	1,060	860	324	860	595	460	324	291
Expense Example, with Redemption, 10 Years	$ 1,541	$ 1,677	$ 1,677	$ 726	$ 1,878	$ 1,317	$ 1,025	$ 726	$ 653
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Conservative Allocation Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 161	$ 161
Expense Example, No Redemption, 3 Years	[1]	499	499
Expense Example, No Redemption, 5 Years	[1]	860	860
Expense Example, No Redemption, 10 Years	[1]	$ 1,677	$ 1,677
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
MFS Conservative Allocation Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Emerging Markets Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Emerging Markets Equity Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Emerging Markets Equity Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.07%
Expenses (as a percentage of Assets)		1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	0.96%
Fee Waiver or Reimbursement	[1]	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.02%)
Net Expenses (as a percentage of Assets)		1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.31% of the class' average daily net assets annually for each of Class A and Class R3 shares, 2.06% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.06% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.56% of the class' average daily net assets annually for Class R2 shares, and 0.94% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Emerging Markets Equity Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 701	$ 609	$ 309	$ 108	$ 209	$ 159	$ 133	$ 108	$ 96
Expense Example, with Redemption, 3 Years	974	954	654	346	654	501	424	346	304
Expense Example, with Redemption, 5 Years	1,268	1,325	1,125	602	1,125	867	736	602	529
Expense Example, with Redemption, 10 Years	$ 2,102	$ 2,236	$ 2,236	$ 1,337	$ 2,428	$ 1,897	$ 1,620	$ 1,337	$ 1,176
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Emerging Markets Equity Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 209	$ 209
Expense Example, No Redemption, 3 Years	[1]	654	654
Expense Example, No Redemption, 5 Years	[1]	1,125	1,125
Expense Example, No Redemption, 10 Years	[1]	$ 2,236	$ 2,236
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	36.00%
MFS Emerging Markets Equity Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Growth Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 15 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Growth Allocation Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Growth Allocation Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.04%
Acquired Fund Fees and Expenses		0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Expenses (as a percentage of Assets)		0.95%	1.70%	1.70%	0.70%	1.70%	1.20%	0.95%	0.70%	0.63%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.02%)
Net Expenses (as a percentage of Assets)		0.94%	1.69%	1.69%	0.69%	1.69%	1.19%	0.94%	0.69%	0.61%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that "Other Expenses" do not exceed 0.10% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.02% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Growth Allocation Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 665	$ 572	$ 272	$ 70	$ 172	$ 121	$ 96	$ 70	$ 62
Expense Example, with Redemption, 3 Years	859	835	535	223	535	380	302	223	200
Expense Example, with Redemption, 5 Years	1,069	1,122	922	389	922	659	525	389	349
Expense Example, with Redemption, 10 Years	$ 1,673	$ 1,809	$ 1,809	$ 870	$ 2,008	$ 1,454	$ 1,165	$ 870	$ 784
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Growth Allocation Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 172	$ 172
Expense Example, No Redemption, 3 Years	[1]	535	535
Expense Example, No Redemption, 5 Years	[1]	922	922
Expense Example, No Redemption, 10 Years	[1]	$ 1,809	$ 1,809
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
MFS Growth Allocation Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS International Diversification Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS International Diversification Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS International Diversification Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.02%
Acquired Fund Fees and Expenses		0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Expenses (as a percentage of Assets)		1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.75%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		1.08%	1.83%	1.83%	0.83%	1.83%	1.33%	1.08%	0.83%	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that "Other Expenses" do not exceed 0.10% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.00% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS International Diversification Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 679	$ 586	$ 286	$ 85	$ 186	$ 135	$ 110	$ 85	$ 75
Expense Example, with Redemption, 3 Years	903	880	580	269	580	426	348	269	238
Expense Example, with Redemption, 5 Years	1,145	1,199	999	469	999	737	604	469	415
Expense Example, with Redemption, 10 Years	$ 1,836	$ 1,971	$ 1,971	$ 1,047	$ 2,168	$ 1,622	$ 1,338	$ 1,047	$ 928
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS International Diversification Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 186	$ 186
Expense Example, No Redemption, 3 Years	[1]	580	580
Expense Example, No Redemption, 5 Years	[1]	999	999
Expense Example, No Redemption, 10 Years	[1]	$ 1,971	$ 1,971
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	2.00%
MFS International Diversification Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS International Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS International Growth Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS International Growth Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.03%
Expenses (as a percentage of Assets)		1.07%	1.82%	1.82%	0.82%	1.82%	1.32%	1.07%	0.82%	0.70%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		1.06%	1.81%	1.81%	0.81%	1.81%	1.31%	1.06%	0.81%	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS International Growth Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 677	$ 584	$ 284	$ 83	$ 184	$ 133	$ 108	$ 83	$ 70
Expense Example, with Redemption, 3 Years	895	872	572	261	572	417	339	261	223
Expense Example, with Redemption, 5 Years	1,130	1,184	984	454	984	723	589	454	389
Expense Example, with Redemption, 10 Years	$ 1,805	$ 1,940	$ 1,940	$ 1,013	$ 2,136	$ 1,589	$ 1,305	$ 1,013	$ 870
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS International Growth Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 184	$ 184
Expense Example, No Redemption, 3 Years	[1]	572	572
Expense Example, No Redemption, 5 Years	[1]	984	984
Expense Example, No Redemption, 10 Years	[1]	$ 1,940	$ 1,940
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
MFS International Growth Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS International Intrinsic Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS International Intrinsic Value Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS International Intrinsic Value Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.02%
Expenses (as a percentage of Assets)		1.03%	1.78%	1.78%	0.78%	1.78%	1.28%	1.03%	0.78%	0.67%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		1.02%	1.77%	1.77%	0.77%	1.77%	1.27%	1.02%	0.77%	0.66%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS International Intrinsic Value Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 673	$ 580	$ 280	$ 79	$ 180	$ 129	$ 104	$ 79	$ 67
Expense Example, with Redemption, 3 Years	883	859	559	248	559	405	327	248	213
Expense Example, with Redemption, 5 Years	1,110	1,164	964	432	964	701	568	432	372
Expense Example, with Redemption, 10 Years	$ 1,761	$ 1,896	$ 1,896	$ 965	$ 2,094	$ 1,544	$ 1,259	$ 965	$ 834
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS International Intrinsic Value Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 180	$ 180
Expense Example, No Redemption, 3 Years	[1]	559	559
Expense Example, No Redemption, 5 Years	[1]	964	964
Expense Example, No Redemption, 10 Years	[1]	$ 1,896	$ 1,896
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
MFS International Intrinsic Value Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS International Large Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS International Large Cap Value Fund	Class A		Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS International Large Cap Value Fund		Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%	0.03%
Expenses (as a percentage of Assets)		1.02%	1.77%	0.77%	1.77%	1.27%	1.02%	0.77%	0.74%
Fee Waiver or Reimbursement	[1]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.96%	1.71%	0.71%	1.71%	1.21%	0.96%	0.71%	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.96% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.71% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.71% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.21% of the class' average daily net assets annually for Class R2 shares, and 0.67% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS International Large Cap Value Fund - USD ($)	Class A	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 667	$ 274	$ 73	$ 174	$ 123	$ 98	$ 73	$ 68
Expense Example, with Redemption, 3 Years	875	551	240	551	397	319	240	230
Expense Example, with Redemption, 5 Years	1,100	954	422	954	691	557	422	405
Expense Example, with Redemption, 10 Years	$ 1,746	$ 1,881	$ 949	$ 2,079	$ 1,529	$ 1,242	$ 949	$ 912
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS International Large Cap Value Fund	Class C USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 174
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	954
Expense Example, No Redemption, 10 Years	$ 1,881
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	22.00%
MFS International Large Cap Value Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Managed Wealth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 13 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Managed Wealth Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Managed Wealth Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.77%
Acquired Fund Fees and Expenses		0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Expenses (as a percentage of Assets)		1.91%	2.66%	2.66%	1.66%	2.66%	2.16%	1.91%	1.66%	1.59%
Fee Waiver or Reimbursement	[1]	(0.52%)	(0.52%)	(0.52%)	(0.52%)	(0.52%)	(0.52%)	(0.52%)	(0.52%)	(0.48%)
Net Expenses (as a percentage of Assets)		1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.11%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity, and fees and expenses associated with investments in investment companies and other similar investment vehicles), such that "Total Annual Fund Operating Expenses" do not exceed 0.91% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.66% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.66% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.16% of the class' average daily net assets annually for Class R2 shares, and 0.63% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.01% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Managed Wealth Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 708	$ 617	$ 317	$ 116	$ 217	$ 167	$ 142	$ 116	$ 113
Expense Example, with Redemption, 3 Years	1,093	1,077	777	473	777	626	550	473	455
Expense Example, with Redemption, 5 Years	1,502	1,564	1,364	853	1,364	1,112	983	853	820
Expense Example, with Redemption, 10 Years	$ 2,640	$ 2,773	$ 2,773	$ 1,922	$ 2,955	$ 2,452	$ 2,191	$ 1,922	$ 1,849
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Managed Wealth Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 217	$ 217
Expense Example, No Redemption, 3 Years	[1]	777	777
Expense Example, No Redemption, 5 Years	[1]	1,364	1,364
Expense Example, No Redemption, 10 Years	[1]	$ 2,773	$ 2,773
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
MFS Managed Wealth Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Moderate Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 15 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Moderate Allocation Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Moderate Allocation Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.03%
Acquired Fund Fees and Expenses		0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses (as a percentage of Assets)		0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%
Fee Waiver or Reimbursement	[1]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	(0.01%)
Net Expenses (as a percentage of Assets)		0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.56%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that "Other Expenses" do not exceed 0.10% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.02% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Moderate Allocation Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 661	$ 567	$ 267	$ 65	$ 167	$ 116	$ 91	$ 65	$ 57
Expense Example, with Redemption, 3 Years	843	817	517	205	517	362	284	205	182
Expense Example, with Redemption, 5 Years	1,040	1,092	892	357	892	628	493	357	317
Expense Example, with Redemption, 10 Years	$ 1,608	$ 1,743	$ 1,743	$ 798	$ 1,944	$ 1,386	$ 1,096	$ 798	$ 713
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Moderate Allocation Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 167	$ 167
Expense Example, No Redemption, 3 Years	[1]	517	517
Expense Example, No Redemption, 5 Years	[1]	892	892
Expense Example, No Redemption, 10 Years	[1]	$ 1,743	$ 1,743
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%
MFS Moderate Allocation Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.